Bank Loans - Summary of Bank Loans (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Bank loans		$ 3,099	$ 32,941
Long-term bank loans		12,668	2,155
Total bank loans		15,767	35,096
Bank of China [Member]
Line of Credit Facility [Line Items]
Bank loans	[1]	2,197	1,993
Bank of Beijing [Member]
Line of Credit Facility [Line Items]
Bank loans	[2]		4,598
SPD Silicon Valley Bank [Member]
Line of Credit Facility [Line Items]
Bank loans	[3]		6,503
SPD Silicon Valley Bank [Member]
Line of Credit Facility [Line Items]
Bank loans	[4]		18,361
Guangdong Development Bank [Member]
Line of Credit Facility [Line Items]
Bank loans	[5]		1,378
China Merchants Bank [Member]
Line of Credit Facility [Line Items]
Bank loans	[6]	117	108
Long-term bank loans	[6]	50	163
China Everbright Bank [Member]
Line of Credit Facility [Line Items]
Bank loans	[7]	785
Long-term bank loans	[8]	$ 12,618	$ 1,992

[1]	On November 20, 2019, Sinovac Dalian entered into a maximum credit facility of $3,065 (RMB 20 million) with Bank of China to finance its working capital requirements. $1,073 (RMB 7 million) was drawn on March 13, 2020 and was repaid on March 13, 2021. $920 (RMB 6 million) was drawn on December 9, 2020 and was repaid on December 8, 2021. On February 3, 2021, Sinovac Dalian withdrew $1,098 (RMB 7 million) with an annual interest rate at 55 basis point above the prime rate of a one-year term loan published by the People’s Bank of China, at 4.40%. On April 8, 2021, Sinovac Dalian withdrew $1,098 (RMB 7 million) with an annual interest rate at 55 basis point above the prime rate of a one-year term loan published by the People’s Bank of China, at 4.40%. Interest is payable monthly and the loans are repayable on February 3, 2022 and April 8, 2022, respectively. Buildings of Sinovac Dalian with a net book value of $2,207 (RMB 14.1 million) were pledged as collateral.
[2]	On March 31, 2020, Sinovac LS entered into a maximum credit facility of $4,598 (RMB 30 million) with Bank of Beijing to finance its working capital requirements. $4,598 (RMB 30 million) was drawn on March 31, 2020 with an annual interest rate of 3.05% paid quarterly. The loan was repaid on March 31, 2021.
[3]	On November 25, 2019, Sinovac Dalian entered into a revolving bank loan with SPD Silicon Valley Bank with the aggregate principal of $7,663 (RMB 50 million) to finance its working capital requirements. The revolving loan bears interest at 125 basis points above the prime rate of a one-year term loan published by the People’s Bank of China, with a weighted average interest rate of 5.1% paid quarterly. Each withdraw from the revolving loan has a maximum term of 12 months. The outstanding balance of $6,503 (RMB 42.4 million) was drawn during 2020 and was repaid on August 9, 2021.
[4]	On May 14, 2020 and September 3, 2020, Sinovac LS entered into two revolving bank loans with SPD Silicon Valley Bank with the aggregate principal of $7,663 (RMB 50 million) and $10,728 (RMB 70 million) to finance its working capital requirements. The revolving loan bears interest at 120 basis points above the prime rate of a one-year term loan published by the People’s Bank of China, with a weighted average rate at 5.05% and interest is payable quarterly. Each withdraw from the revolving loan has a maximum term of 12 months. A total of $18,361 (RMB 119.8 million) was drawn during 2020 and was repaid in October, 2021.
[5]	On November 5, 2020, Sinovac Dalian entered into a maximum credit facility of $1,378 (RMB 9 million) with Guangdong Development Bank to finance its working capital requirements. The loan bears interest at 115 basis point above the prime rate of one year term loan published by the People’s Bank of China, at 5% and interest is payable monthly. $1,378 (RMB 9.0 million) was drawn during 2020 and was repaid on November 30, 2021.
[6]	On May 26, 2020, Sinovac Dalian entered into four mortgages in the total amount of $333 (RMB 2.1 million) with China Merchants Bank to purchase four apartments. The loans bear annual interest rate at 175 basis point above the prime rate of a one-year term loan published by the People’s Bank of China, at 5.6%. Principal and interest are repaid monthly over a term of 36 months. Sinovac Dalian repaid $58 (RMB 0.4 million) in principal and interest in 2020 and $124 (RMB 0.8 million) in principal and interest in 2021. As of December 31, 2021, $117 (RMB 0.7 million) is recorded in bank loans due within one year and $50 (RMB 0.3 million) is recorded in long-term bank loans. Buildings of Sinovac Dalian with a net book value of $1,360 (RMB 8.7 million) were pledged as collateral.
[7]	On March 1, 2021, Sinovac Dalian entered into a short-term loan of $785 (RMB 5 million) with China Everbright Bank to finance its working capital requirements, with a term from March 1, 2021 to February 28, 2022. The loan bears annual interest rate at 137 basis point above the prime rate of a five-year term loan published by the People’s Bank of China, at 5.22% payable monthly. Certain machinery and equipment of Sinovac Dalian with a net book value of $36,997 (RMB 235.8 million) were pledged as collateral.
[8]	On November 17, 2020, Sinovac Dalian entered into a maximum credit facility of $30,651 (RMB 200 million) with China Everbright Bank to finance Sinovac Dalian’s purchase of property, plant and equipment, with a term from November 17, 2020 to November 16, 2028. The loan bears annual interest rate at 123 basis point above the prime rate of a five-year term loan published by the People’s Bank of China, at 5.88%. Interest is payable quarterly and principal installment repayments begin in 2023 and shall be fully paid by November 16, 2028. Certain machinery and equipment of Sinovac Dalian with a net book value of $36,997 (RMB 235.8 million) were pledged as collateral.